Financial Liabilities Held for Trading at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2025
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss [Abstract]
Financial liabilities held for trading at fair value through profit or loss
19.	Financial liabilities held for trading at fair value through profit or loss:

The detail of this line item is as follows:

	2025	2024
	MCh$	MCh$

Financial derivative contracts	2,079,465	2,444,721
Others	512	990
Total	2,079,977	2,445,711

a)	As of December 31, 2025 and 2024, the Bank maintains the following debt portfolio of derivative instruments:

	Notional amount of contract with final expiration date in
	On demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Currency forward	—	—	7,393,965	3,638,001	3,560,210	2,003,870	3,716,879	2,583,070	659,862	863,850	50,930	—	—	—	15,381,846	9,088,791	455,921	241,757
Interest rate swap	—	—	3,093,258	619,104	2,016,845	1,627,918	7,398,940	4,583,573	7,351,083	7,622,130	4,073,662	3,963,087	3,779,852	3,921,627	27,713,640	22,337,439	414,413	650,370
Interest rate swap and cross currency swap	—	—	151,577	96,844	369,984	198,892	1,700,333	2,331,613	3,071,039	2,909,482	2,631,798	1,978,681	3,375,877	2,879,356	11,300,608	10,394,868	1,206,802	1,547,488
Currency call options	—	—	12,533	10,499	18,722	38,376	33,332	18,825	—	—	—	—	—	—	64,587	67,700	870	4,151
Currency put options	—	—	5,783	4,761	7,611	46,913	21,870	64,449	—	11,340	—	—	—	—	35,264	127,463	1,459	955
Total	—	—	10,657,116	4,369,209	5,973,372	3,915,969	12,871,354	9,581,530	11,081,984	11,406,802	6,756,390	5,941,768	7,155,729	6,800,983	54,495,945	42,016,261	2,079,465	2,444,721